Shareholder Report, Average Annual Return (Details)		12 Months Ended	39 Months Ended
		May 31, 2025	May 31, 2025 [2]
Capital Group Global Growth Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group Global Growth Equity ETF (at NAV)
Average Annual Return, Percent	[1]	5.76%	7.63%
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[3]	13.65%	9.36%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on February 22, 2022.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.